Share Capital and Share Premium - Additional information (Detail) - £ / shares		6 Months Ended
	Apr. 23, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Share capital subdivision and reclassification of share capital		15,040,466
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Share capital subdivision and reclassification of share capital	151,923,897
Par value per share	£ 0.04	£ 0.0004	£ 0.04
Deferred share capital [Member]
Disclosure of classes of share capital [line items]
Share capital subdivision and reclassification of share capital	15,040,465,803
Redesignated ordinary per share	£ 0.0004